Subsequent Events - Additional Information (Detail) - Major business combination [member] - Subsequent event [member] $ in Millions	Jan. 31, 2022 USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash included in consideration for acquisition | $	$ 191
Jaya Grocer [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interests acquired	75.00%
Percentage of voting interests not acquired	25.00%
GHL [Member] | GHL Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Shares included in consideration for acquisition | shares	8,200,000